Investments in Unconsolidated Real Estate Ventures (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Summary of Investments in Unconsolidated Real Estate Ventures
The following table summarizes our 50% ownership interests in investments in unconsolidated real estate ventures in Canada (the “Canadian JV Properties”):

Canadian JV Property	Date Real Estate Venture Became Operational	Carrying Value of Investment as of December 31, 2024	Carrying Value of Investment as of December 31, 2023
Dupont (1)(6)	October 2019	$3,358	$3,975
East York (2)(6)	June 2020	4,945	5,663
Brampton (2)(6)	November 2020	1,533	1,975
Vaughan (2)(6)	January 2021	2,019	2,297
Oshawa (2)(6)	August 2021	938	1,275
Scarborough (2)(5)	November 2021	1,969	2,343
Aurora (1)(5)	December 2022	1,935	2,481
Kingspoint (2)(5)	March 2023	3,299	3,947
Whitby (4)	January 2024	7,661	7,076
Markham (1)(7)	May 2024	2,470	2,064
Regent (3)	Under Development	2,655	2,736

		$32,782	$35,832

(1)	These joint venture properties were acquired through the SSGT II Merger, which closed on June 1, 2022.
(2)	These joint venture properties were acquired through the SST IV Merger, which closed on March 17, 2021.
(3)	This property was occupied pursuant to a single tenant industrial lease until October 2024. The joint venture plans to develop this property into a self storage facility in the future.
(4)	This property was acquired on January 12, 2023 in connection with a purchase agreement assumed in the SSGT II Merger.
(5)	As of December 31, 2024, these properties were encumbered by first mortgages pursuant to the RBC JV Term Loan II (defined below).
(6)	As of December 31, 2024, these properties were encumbered by first mortgages pursuant to the RBC JV Term Loan (defined below).
(7)	This property is encumbered by a first mortgage pursuant to the SmartCentres Financings (defined below).